SUPPLEMENT DATED SEPTEMBER 17, 2025 TO THE CURRENT
STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Active Allocation Fund
Invesco Advantage International Fund
Invesco American Franchise Fund
Invesco AMT-Free Municipal Income Fund
Invesco Asia Pacific Equity Fund
Invesco Balanced-Risk Allocation Fund
Invesco Balanced-Risk Commodity Strategy Fund
Invesco California Municipal Fund
Invesco Charter Fund
Invesco Comstock Fund
Invesco Comstock Select Fund
Invesco Conservative Income Fund
Invesco Convertible Securities Fund
Invesco Core Bond Fund
Invesco Core Plus Bond Fund
Invesco Corporate Bond Fund
Invesco Developing Markets Fund
Invesco Discovery Fund
Invesco Discovery Large Cap Growth Fund
Invesco Discovery Mid Cap Growth Fund
Invesco Diversified Dividend Fund
Invesco Dividend Income Fund
Invesco Emerging Markets ex-China Fund
Invesco Emerging Markets Local Debt Fund
Invesco Energy Fund
Invesco Environmental Focus Municipal Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Equity and Income Fund
Invesco EQV International Equity Fund
Invesco Floating Rate ESG Fund
Invesco Global Allocation Fund
Invesco Global Core Equity Fund
Invesco Global Focus Fund
Invesco Global Fund
Invesco Global Opportunities Fund
Invesco Global Real Estate Fund
Invesco Global Real Estate Income Fund
Invesco Global Small Cap Equity Fund
Invesco Global Strategic Income Fund
Invesco Gold & Special Minerals Fund
Invesco Government & Agency Portfolio
Invesco Government Money Market Fund
Invesco Growth and Income Fund
Invesco Health Care Fund
Invesco High Yield Fund
Invesco High Yield Municipal Fund
Invesco Income Advantage U.S. Fund
Invesco Income Allocation Fund
Invesco Income Fund
Invesco Intermediate Term Municipal Income Fund
Invesco International Bond Fund
Invesco International Diversified Fund
Invesco International Growth Fund
Invesco International Small Company Fund
Invesco International Small-Mid Company Fund
Invesco International Value Fund
Invesco Limited Term California Municipal Fund
Invesco Limited Term Municipal Income Fund
Invesco Main Street All Cap Fund®
Invesco Main Street Fund®
Invesco Main Street Mid Cap Fund®
Invesco Main Street Small Cap Fund®
Invesco MSCI World SRI Index Fund
Invesco Multi-Asset Income Fund
Invesco Multi-Strategy Fund
Invesco Municipal Income Fund
Invesco NASDAQ 100 Index Fund
Invesco New Jersey Municipal Fund
Invesco Pennsylvania Municipal Fund
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Quality Income Fund
Invesco Real Estate Fund
Invesco Rising Dividends Fund
Invesco Rochester® AMT-Free New York Municipal Fund
Invesco Rochester® Limited Term New York Municipal Fund
Invesco Rochester® Municipal Opportunities Fund
Invesco Rochester® New York Municipals Fund
Invesco S&P 500 Index Fund
Invesco Select Risk: Conservative Investor Fund
Invesco Select Risk: Growth Investor Fund
Invesco Select Risk: High Growth Investor Fund
Invesco Select Risk: Moderate Investor Fund
Invesco Select Risk: Moderately Conservative Investor Fund
Invesco Senior Floating Rate Fund
Invesco Short Duration High Yield Municipal Fund
Invesco Short Duration Inflation Protected Fund
Invesco Short Term Bond Fund
Invesco Short Term Municipal Fund
Invesco SMA High Yield Bond Fund
Invesco SMA Municipal Bond Fund
Invesco Small Cap Equity Fund
Invesco Small Cap Growth Fund
Invesco Small Cap Value Fund
Invesco SteelPath MLP Alpha Fund
Invesco SteelPath MLP Alpha Plus Fund
Invesco SteelPath MLP Income Fund
Invesco SteelPath MLP Select 40 Fund
Invesco Summit Fund
Invesco Technology Fund
Invesco Treasury Obligations Portfolio
Invesco Treasury Portfolio
Invesco U.S. Government Money Portfolio
Invesco Value Opportunities Fund
(each, a “Fund” and collectively, the “Funds”)
This supplement amends the Statement of Additional Information (“SAI”) for each of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the SAI for each of the above-referenced Funds and retain it for future reference.
Effective as of August 29, 2025, Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”) merged into Invesco Management S.A. Accordingly, all references to Invesco Deutschland in the Funds’ SAIs are replaced with Invesco Management S.A.
GBL-SAI-SUP-1